Net Loss Per Share	12 Months Ended
Dec. 31, 2013
Earnings Per Share [Abstract]
Net Loss Per Share
15.	NET LOSS PER SHARE

As further discussed in note 2, the Company computes net loss per share using a methodology that gives effect to the impact of outstanding participating securities (the two-class method). As there were net losses recognized during the periods presented, there was no income allocation required under the two-class method or dilution attributed to the weighted average shares outstanding in the calculation of diluted loss per share.

Net loss per share for the years ended December 31, 2013, 2012 and 2011 was as follows (in thousands):

	Years Ended December 31,
	2013	2012	2011
Numerator
Net loss attributable to common stockholders	$(27,935)	$(9,701)	$(1,828)

Denominator
Weighted average shares outstanding—basic	9,041	4,615	4,490
Dilutive effect of preferred stock, warrant options and convertible debt	—	—	—

Weighted average shares outstanding—diluted	9,041	4,615	4,490

Net loss per common share—basic and diluted	$(3.09)	$(2.10)	$(0.41)
Potentially dilutive securities(1)
Redeemable convertible preferred stock	—	4,451	4,451
Convertible preferred stock	—	6,527	6,527
Common stock warrants	—	604	604
Preferred stock warrants	—	23	23
Stock options	1,573	1,254	962

(1)	The impact of potentially dilutive securities on earnings per share is anti-dilutive in a period of net loss.

Due to the timing of the completion of the Company’s IPO on October 15, 2013, the weighted average number of shares outstanding for 2013 only reflects the additional shares of common stock issued as a result of (i) the conversion of the Company’s preferred stock, (ii) the conversion of the Company’s convertible debt, and (iii) the shares issued upon warrant exercise for approximately 2.5 months. As of December 31, 2013, the Company actually had in excess of 24 million shares of common stock outstanding, which if used in the computation of loss per share, would have significantly reduced the actual loss per share for both basic and diluted purposes.